Consolidated statements of comprehensive income - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
(Loss) / profit for the year / period attributable to equity shareholders of the parent	£ 12.8	£ (8.5)	£ 4.4	£ 12.5
Items that may be reclassified to the income statement in subsequent years
Movement on cash flow hedges	1.1	(0.4)	(0.1)	0.7
Exchange differences on translation of foreign operations	(17.5)	58.6	5.7	9.6
Tax relating to components of other comprehensive income / (expense)	(0.2)	(1.3)	0.1	(0.2)
Items that will not be reclassified to the income statement in subsequent years
Movement in fair value of investment	(3.1)	(0.4)	(0.1)	4.0
Tax relating to components of other comprehensive (expense) / income	0.8	0.0	0.4	(1.3)
Other comprehensive income / (expense) for the year / period	(18.9)	56.5	6.0	12.8
Total comprehensive income / (expense) for the year / period	£ (6.1)	£ 48.0	£ 10.4	£ 25.3